Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2021 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Completion of Acquisition

On September 23, 2021, 1847 Cabinet entered into a securities purchase agreement with High Mountain Door & Trim Inc., a Nevada corporation (“High Mountain”), Sierra Homes, LLC, a Nevada limited liability company (“Sierra Homes”), and Steven J. Parkey and Jose D. Garcia-Rendon (together, the “H&S Sellers”), pursuant to which 1847 Cabinet agreed to acquire all of the issued and outstanding capital stock or other equity securities of High Mountain and Sierra Homes from the H&S Sellers.

On October 6, 2021, 1847 Cabinet, High Mountain, Sierra Homes and the H&S Sellers entered into amendment No. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement. On October 8, 2021, closing of the acquisition was completed.

Pursuant to the terms of the securities purchase agreement, as amended, 1847 Cabinet acquired all of the issued and outstanding capital stock or other equity securities of High Mountain and Sierra Homes from the H&S Sellers for an aggregate purchase price of $16,567,845, after certain adjustments made at closing and subject to additional post-closing adjustments as described below. The purchase price consists of (i) $10,687,500 in cash and (ii) the issuance by 1847 Cabinet of 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345.

The purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the H&S Sellers delivered to 1847 Cabinet at the closing an unaudited balance sheet of High Mountain and Sierra Homes and a calculation of estimated net working capital of High Mountain and Sierra Homes as of that date. On or before the 75th day following the closing, 1847 Cabinet must deliver to the H&S Sellers an unaudited balance sheet of High Mountain and Sierra Homes and its calculation of the final net working capital of High Mountain and Sierra Homes as of the closing date. If such final net working capital exceeds the estimated net working capital, 1847 Cabinet must, within seven days, pay to the H&S Sellers an amount of cash that is equal to such excess. If the estimated net working capital exceeds the final net working capital, the H&S Sellers must, within seven days, pay to 1847 Cabinet an amount in cash equal to such excess.

6% Subordinated Convertible Promissory Notes

As noted above, a portion of the purchase price for the acquisition of High Mountain and Sierra Homes was paid by the issuance of 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345 by 1847 Cabinet to the H&S Sellers. The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.

At any time prior to October 8, 2022, the holders may, in their sole discretion, elect to convert up to twenty percent (20%) of the original principal amount of the notes and all accrued, but unpaid, interest into such number of shares of the common stock of 1847 Cabinet determined by dividing the amount to be converted by a conversion price determined by dividing (i) the fair market value of 1847 Cabinet (determined in accordance with the notes) by (ii) the number of shares of 1847 Cabinet outstanding on a fully diluted basis. The holders may also exchange the notes or any portion thereof for securities of the Company pursuant to the exchange agreement described below.

Pursuant to the terms of the notes, 1847 Cabinet must provide at least thirty (30) days prior notice prior to the consummation of a corporate transaction (as defined in the notes), which generally includes (i) the sale of all or substantially all of the assets of 1847 Cabinet, High Mountain and Sierra Homes, (ii) the merger, consolidation or any other reorganization of any of these companies, other than a reorganization where the holders of the voting securities of such companies prior to such reorganization continue to hold a majority of the outstanding voting securities after such reorganization; or (iii) any transfer (whether by sale, merger, consolidation or otherwise) of more that fifty percent (50%) of the outstanding voting securities of any of these companies. In the event of such corporate transaction, the H&S Sellers may exercise their right to convert a portion of the outstanding principal balance and accrued but unpaid interest into 1847 Cabinet’s common stock, exercise their right to exchange all or any portion of the outstanding principal balance and accrued but unpaid interest pursuant to the exchange agreement, and/or accelerate the maturity date such that the outstanding principal balance together with all accrued but unpaid interest and all other amounts payable under the notes (less any amounts to be converted or exchanged, if applicable) shall become due and payable in full upon the consummation of the corporate transaction.

The notes contain customary events of default, including in the event of a default under the secured convertible promissory notes described below. The rights of the holders to receive payments under the notes are subordinated to the rights of the purchasers under secured convertible promissory notes described below.

Exchange Agreement

On October 8, 2021, the Company entered into an exchange agreement with the H&S Sellers, pursuant to which the Company granted the H&S Sellers and their permitted assigns the right, but not the obligation, to exchange all of the principal amount and accrued but unpaid interest under the 6% subordinated convertible promissory notes as may be the outstanding from time to time or any portion thereof for a number of common shares of the Company to be determined by dividing the amount to be converted by an exchange price equal to the higher of (i) the 30-day volume weighted average price for the common shares on the primary national securities exchange or over the counter market on which the common shares are traded over the thirty (30) trading days immediately prior to the applicable exchange date or (ii) $2.50 (subject to equitable adjustments for stock splits, stock combinations, recapitalizations and similar transactions).

Amended and Restated Offsetting Management Services Agreement

On October 8, 2021, 1847 Cabinet and the Manager entered into an amended and restated offsetting management services agreement to amend certain terms of the offsetting management services agreement described in Note 14 above. Pursuant to the amended and restated offsetting management services, the quarterly management fee was increased to $125,000 or 2% of adjusted net assets. The amended and restated offsetting management services also revised the provision regarding removal of the Manager to provide that the Manager may be removed by 1847 Cabinet if: (i) a majority of 1847 Cabinet’s board of directors vote to terminate the amended and restated offsetting management services and the holders of at least a majority of the then outstanding voting stock (other than voting stock beneficially owned by the Manager) vote to terminate the amended and restated offsetting management services; (ii) neither Ellery W. Roberts nor his designated successor, heirs, beneficiaries or permitted assigns control the Manager, and such change occurred without the prior written consent of 1847 Cabinet’s board of directors; (iii) there is a finding by a court of competent jurisdiction in a final, non-appealable order that the Manager materially breached the terms of the amended and restated offsetting management services and such breach continued unremedied for sixty (60) days after the Manager received written notice from 1847 Cabinet setting forth the terms of such breach, or the Manager acted with gross negligence, willful misconduct, bad faith or reckless disregard in performing its duties and obligations under amended and restated offsetting management services or engaged in fraudulent or dishonest acts in connection with the business and operations of 1847 Cabinet; (iv) the Manager has been convicted of a felony under Federal or State law, 1847 Cabinet’s board of directors finds that the Manager is demonstrably and materially incapable of performing its duties and obligations under the amended and restated offsetting management services, and the holders of at least sixty-six and two-thirds percentage (66 ⅔%) of then outstanding voting stock (other than voting stock beneficially owned by the Manager) vote to terminate the amended and restated offsetting management services; or (v) there is a finding by a court of competent jurisdiction that the Manager has engaged in fraudulent or dishonest acts in connection with the business or operations of 1847 Cabinet or acted with gross negligence, willful misconduct, bad faith or reckless disregard in performing its duties and obligations under the amended and restated offsetting management services, and the holders of at least sixty-six and two-thirds percentage (66 ⅔%) of the then outstanding voting stock (other than voting stock beneficially owned by the Manager) vote to terminate the amended and restated offsetting management services.

Finally, the amended and restated offsetting management services also revised the termination provision to provide that if there is a termination under section (i) of the preceding paragraph, then 1847 Cabinet must pay a termination fee to the Manager that is equal to three times (3x) the then current maximum annual management fee payable to the Manager, which shall be payable in eight (8) equal quarterly installments.

Second Amended and Restated Intercompany Secured Promissory Note

On October 8, 2021, the Company, 1847 Cabinet, Kyle’s, High Mountain and Sierra Homes entered into a second amended and restated subordinated secured promissory note in the principal amount of up to $15,955,325 to amend and restate the terms of the secured promissory note described under Note 11 above.

The note bears interest at the rate of 16% per annum. Interest on the note is cumulative and any unpaid accrued interest will compound on each anniversary date of the note. Interest is due and payable in arrears to the Company on December 1, March 1, June 1 and October 1, commencing on December 1, 2021. In the event payment of principal or interest due under the note is not made when due, giving effect to any grace period which may be applicable, or in the event of any other default (as defined in the note), the outstanding principal balance shall from the date of default immediately bear interest at the rate of 5% above the then applicable interest rate for so long as such default continues.

The Company may demand payment in full of the note at any time, even if 1847 Cabinet has complied with all of the terms of the note, and the note shall be due in full, without demand, upon the third party sale of all or substantially all the assets and business of 1847 Cabinet or the third party sale or other disposition of any capital stock of 1847 Cabinet. 1847 Cabinet may prepay the note at any time without penalty.

If and to the extent any amounts are owing under the secured convertible promissory notes described below due to a default thereunder, in addition to payment obligations due under the note, 1847 Cabinet is required to immediately make payments to the Company so that the Company may make payments in compliance with the terms of the secured convertible promissory notes.

The note contains customary covenants and events of default for loans of this type. The note is guaranteed by Kyle’s, High Mountain and Sierra Homes and is secured by a security interest in all of the assets of 1847 Cabinet, Kyle’s, High Mountain and Sierra Homes; provided that the rights of the Company to receive payments under the note are subordinated to the rights of the purchasers under secured convertible promissory notes described below.

Amendment to 6% Amortizing Promissory Note

On October 8, 2021, 1847 Asien and the Asien’s Seller entered into amendment no. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement and the 6% amortizing promissory note described in Note 11. Pursuant to the amendment, the repayment terms of the 6% amortizing promissory note were revised so that one-half (50%) of the outstanding principal amount ($518,750) and all accrued interest thereon shall be amortized on a two-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the amendment, except for the payments that were initially scheduled on January 1, 2022 and April 1, 2022, which were paid from the proceeds of the senior convertible promissory notes described below, and the second-half (50%) of the outstanding principal amount ($518,750) and all accrued, but unpaid interest thereon shall be paid on the second anniversary of the date of the 6% amortizing promissory note, along with any other unpaid principal or accrued interest thereon.

Secured Convertible Promissory Notes

On October 8, 2021, the Company and each of its subsidiaries 1847 Asien, 1847 Wolo, 1847 Cabinet, Asien’s, Wolo Mfg, Wolo H&S, Kyle’s, High Mountain and Sierra Homes, entered into a note purchase agreement with two institutional investors, including Leonite, pursuant to which the Company issued to these purchasers secured convertible promissory notes in the aggregate principal amount of $24,860,000.

The notes contain an aggregate original issue discount of $497,200. As a result, the total purchase price was $24,362,800. After payment of expenses of $742,825, the Company received net proceeds of $23,619,975, of which $10,687,500 was used to fund the cash portion of the purchase price for the acquisition of High Mountain and Sierra Homes.

The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate. Payments of interest only, computed at such rate on the outstanding principal amount, will be due and payable quarterly in arrears commencing on January 1, 2022 and continuing on the first day of each calendar quarter thereafter through and including the maturity date, October 8, 2026.

The Company may voluntarily prepay the notes in whole or in part upon payment of a prepayment fee in an amount equal to 10% of the principal and interest paid in connection with such prepayment. In addition, immediately upon receipt by the Company or any subsidiary of any proceeds from any issuance of indebtedness (other than certain permitted indebtedness), any proceeds of any sale or disposition by the Company or any subsidiary of any of the collateral or any of its respective assets (other than asset sales or dispositions in the ordinary course of business which are permitted by the note purchase agreement), or any proceeds from any casualty insurance policies or eminent domain, condemnation or similar proceedings, the Company must prepay the notes in an amount equal to all such proceeds, net of reasonable and customary transaction costs, fees and expenses properly attributable to such transaction and payable by the Company or a subsidiary in connection therewith (in each case, paid to non-affiliates).

The holders of the notes may, in their sole discretion, elect to convert any outstanding and unpaid principal portion of the notes, and any accrued but unpaid interest on such portion, into common shares of the Company at a conversion price equal to $2.50 (subject to equitable adjustments for stock splits, stock combinations, recapitalizations and similar transactions, as well as for future issuances below the conversion price). Notwithstanding the foregoing, the notes contain a beneficial ownership limitation, which provides that the Company shall not effect any conversion to the extent that after giving effect to the conversion, the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares upon such conversion. Upon no fewer than 61 days’ prior notice to the Company, a holder may increase or decrease such beneficial ownership limitation (up to a maximum of 9.99%) and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

Pursuant to the terms of the notes, until the date that is eighteen (18) months after the issuance date of the notes, the holders shall have the right, but not the obligation, to participate in any securities offering of the Company other than a permitted issuance (as defined in the note purchase agreement) in an amount of up to the original principal amount of the notes. In addition, the holders shall have the right of first refusal to participate in any issuance of indebtedness by the Company until the notes have been terminated; provided, however, that this right of first refusal shall not apply to permitted issuances.

The note purchase agreement and the notes contain customary representations, warranties, affirmative and negative financial and other covenants and events of default for loans of this type. The notes are guaranteed by each subsidiary and are secured by a first priority security interest in all of the assets of the Company and its subsidiaries.

Warrants

In connection with the loan made by Leonite, on October 8, 2021, the Company issued to Leonite a five-year warrant for the purchase of 250,000 common shares with an exercise price of $0.01 per share and a five-year warrant for the purchase of 500,000 common shares with an exercise price of $2.50 per share. The exercise price is subject to standard adjustments, including upon any future equity offering with a lower exercise price. Upon a reduction to the exercise price of such warrants, the number of warrant shares shall increase such that the aggregate exercise price will remain the same. The warrants may be exercised on a cashless basis under certain circumstances and contain certain beneficial ownership limitations.

Subsidiary Equity Issuance

In connection with the loan made by Leonite, the Company also issued to Leonite a number of shares or membership units, as applicable, representing a 7.50% fully-diluted ownership interest in each of High Mountain and Sierra Homes. As a result, 1847 Cabinet owns 92.5% of each of these subsidiaries.

Redemption of Series A Senior Convertible Preferred Shares

On October 12, 2021, the Company redeemed 2,632,278 series A senior convertible preferred shares for a total redemption price, including dividends through such date, of $6,395,645. As a result, there are 1,818,182 series A senior convertible preferred shares outstanding as of the date of this report.

Repayment of Debt

On October 8, 2021, the revolving loan from Arvest Bank was terminated and paid off for $301,240 (see Note 11).

On October 8, 2021, the 6% secured promissory note issued to the Asien’s Seller was paid down by $138,593 (See Note 11).

On October 8, 2021, the 6% secured promissory note issued to the Wolo Sellers was repaid in full (See Note 11).

On October 8, 2021, the revolving loan and the term loan from Sterling were repaid in full (See Note 11).

On October 8, 2021, the grid note issued to the Manager was repaid in full and terminated (see Note 14).

NOTE 22 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2020 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Wolo Closing and Related Transactions

Amendment to the Stock Purchase Agreement and Closing

On December 22, 2020, the Company and its wholly-owned subsidiary 1847 Wolo Inc. (“1847 Wolo”) entered into a stock purchase agreement with Wolo Mfg. Corp., a New York corporation, and Wolo Industrial Horn & Signal, Inc., a New York corporation (together, “Wolo”), and the sellers named therein (together, the “Wolo Sellers”), pursuant to which 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo (the “Wolo Acquisition”).

On March 30, 2021, the Company, 1847 Wolo, Wolo and the Wolo Sellers entered into amendment No. 1 to the stock purchase agreement to amend certain terms of the stock purchase agreement. Following entry into such amendment, closing of the Wolo Acquisition was completed on the same day.

Pursuant to the terms of the stock purchase agreement, as amended, 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo for an aggregate purchase price of $7,400,000, subject to adjustment as described below. The purchase price consists of (i) $6,550,000 in cash and (ii) a 6% secured promissory note in the aggregate principal amount of $850,000.

The purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the Wolo Sellers delivered to 1847 Wolo at the closing an unaudited balance sheet of Wolo as of that date. On or before the 75th day following the closing, 1847 Wolo shall deliver to the Wolo Sellers an audited balance sheet as of the closing date. If the net working capital reflected on such final balance sheet exceeds the net working capital reflected on the preliminary balance sheet delivered at closing, 1847 Wolo shall, within seven days, pay to the Wolo Sellers an amount of cash that is equal to such excess. If the net working capital reflected on the preliminary balance sheet exceeds the net working capital reflected on the final balance, the Wolo Sellers shall, within seven days, pay to 1847 Wolo an amount in cash equal to such excess.

Purchase to the stock purchase agreement, 1847 Wolo agreed to indemnify and hold harmless the Wolo Sellers for any amounts in respect of taxes payable by the Wolo Sellers in connection with the Wolo Acquisition that are in excess of the amounts of taxes that would have been payable by the Wolo Sellers in connection with the Wolo Acquisition if the closing had occurred on or prior to December 31, 2020.

The stock purchase agreement contains customary representations, warranties and covenants, including a covenant that the Wolo Sellers will not compete with the business of Wolo for a period of three (3) years following closing.

The stock purchase agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the stock purchase agreement. In the case of the indemnification provided by the Wolo Sellers with respect to breaches of certain non-fundamental representations and warranties, the Wolo Sellers will only become liable for indemnified losses if the amount exceeds an aggregate of $10,000, whereupon the Wolo Sellers will be liable for all losses that exceed the $100,000 threshold, provided that the liability of the Wolo Sellers for breaches of certain non-fundamental representations and warranties shall not exceed $1,825,000.

As noted above, a portion of the purchase price for Wolo was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount will be payable quarterly at the rate of six percent (6%) per annum. The note matures on the 39-month anniversary following the closing of the acquisition, at which time the outstanding principal amount of the note, along with all accrued, but unpaid interest, shall be paid in one lump sum. 1847 Wolo has the right to prepay all or any portion of the note at any time prior to the maturity date without premium or penalty of any kind. The note contains customary events of default and is secured by all of the assets of Wolo; provided that the rights of the Wolo Sellers under the note are subordinate to the rights of Sterling National Bank under the credit agreement described below.

Management Services Agreement

On March 30, 2021, 1847 Wolo entered into an offsetting management services agreement with the Manager on the same terms as the other offsetting management services agreements described in Note 16; provided that, the quarterly management fee is equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement).

The rights of the Manager to receive payments under this offsetting management services agreement are subordinate to the rights of Sterling (as defined below) under separate a subordination agreement that the Manager entered into with Sterling on March 30, 2021.

Credit Agreement and Notes

On March 30, 2021, 1847 Wolo and Wolo entered into a credit Agreement with Sterling National Bank (“Sterling”) for (i) revolving loans in an aggregate principal amount that will not exceed the lesser of the borrowing base (as defined below) or $1,000,000 and (ii) a term loan in the principal amount of $3,550,000. The revolving loan is evidenced by a revolving credit note and the term loan is evidenced by a $3,550,000 term note. The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000.00, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion. Sterling has the right from time to time, in its sole discretion, to amend, substitute or modify the percentages set forth in the definition of borrowing base and the definition(s) of eligible accounts and eligible inventory.

The revolving note matures on March 29, 2022 and bears interest at a per annum rate equal to the greater of (i) the prime rate (as defined in the credit agreement) or (ii) 3.75%. The term note matures on April 1, 2024 and bears interest at a per annum rate equal to the greater of (x) the prime rate plus 3.00% or (y) 5.00%; provided that, upon an event of default, all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 5.00%. Interest accrued on the revolving note and the term note shall be payable on the first day of each month commencing on the first such day of the first month following the making of such revolving loan or term loan, as applicable.

With respect to the term loan, 1847 Wolo and Wolo must repay to Sterling on the first day of each month, (i) beginning on May 1, 2021 and ending on March 1, 2022, eleven (11) equal monthly principal payments of $43,750 each, (ii) beginning on April 1, 2022 and ending on March 1, 2024, twenty-four (24) equal monthly payments of $59,167 each and (iii) on April 1, 2024, a final principal payment in the amount of $1,648,742. In addition, beginning on June 1, 2022 and on each anniversary thereof thereafter until such time as the term loan is repaid in full, 1847 Wolo and Wolo must pay an additional principal payment equal to 50% of the excess cash flow (as defined in the credit agreement), if any. If Sterling has not received the full amount of any monthly payment on or before the date it is due (including as a result of funds not available to be automatically debited on the date on which any such payment is due), 1847 Wolo and Wolo must pay a late fee in an amount equal to six percent (6%) of such overdue payment. 1847 Wolo and Wolo may at any time and from time to time voluntarily prepay the revolving note or the term note in whole or in part.

The credit agreement contains customary representations, warranties, affirmative and negative financial and other covenants and events of default for loans of this type. Each of the revolving note and the term note is secured by a first priority security interest in all of the assets of 1847 Wolo and Wolo.

Unit Offering

On March 26, 2021, the Company entered into several securities purchase agreements with certain purchasers, pursuant to which the Company sold an aggregate of 1,818,182 units, at a price of $1.65 per unit, to the purchasers for an aggregate purchase price of $3,000,000. Each unit consists of (i) one (1) series A senior convertible preferred share of the Company with a stated value of $2.00 per share and (ii) a three-year warrant to purchase one (1) common share of the Company at an exercise price of $2.50 per share (subject to adjustment), which may be exercised on a cashless basis under certain circumstances. The proceeds of offering were used to fund, in part, an acquisition of Wolo. As described in further detail below, we contributed to 1847 Wolo the $3,000,000 raised in this offering in exchange for 1,000 shares of 1847 Wolo’s series A preferred stock, at a price of $3,000 per share, to fund, in part, the planned acquisition of Wolo by 1847 Wolo.

Pursuant to the securities purchase agreements, the Company is required file a registration statement with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended, covering the resale of all shares issuable upon conversion of the series A senior convertible preferred shares and exercise of the warrants with thirty (days) after the closing and use its commercially reasonable efforts to have the registration statement declared effective by the SEC as soon as practicable, but in no event later than (i) ninety (90) days after the closing in the event that the SEC does not review the registration statement, or (ii) one hundred fifty (150) days after the closing in the event that the SEC reviews the registration statement (but in any event, no later than two (2) business days from the SEC indicating that it has no further comments on the registration statement).

The lead investors in the offering received participation rights that permit them, for a period of 12 months after the closing, to participate in an offering of securities by the Company or any of its subsidiaries in an amount up to the aggregate amount that the lead investor invested in the offering with customary exclusions.

In addition to the participation right, and registration rights described above, the securities purchase agreements provided several other covenants in favor of the purchasers and/or the lead investor, including information rights, observer rights, certain restrictive covenants, and other covenants customary for similar transactions. The securities purchase agreements also contain customary representations, warranties closing conditions and indemnities.

The warrants issued in this offering have the same terms as the warrants issued on September 30, 2020 and October 26, 2020 in connection with the prior unit offering (see Note 17). In connection with the unit offering, the Company amended and restated the certificate of designation for the series A senior convertible preferred shares (See Note 17). The amendments include the following:

•        The number of shares designated as series A senior convertible preferred shares was increased to 4,450,460.

•        The dividend provision has been amended to provide that if the Company’s common shares are not registered, and rulemaking referred to below is effective, any dividends payable in common shares shall be calculated based upon the fixed price of $1.57; provided that the Company may only elect to pay dividends in common shares based upon such fixed price if the VWAP for the common shares on the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date is $1.57 or higher.

•        The conversion price (as defined in the certificate of designation) was changed to $1.75 per share.

•        The voting provision was amended to provide that so long as any series A senior convertible preferred shares are outstanding, the affirmative vote of the Requisite Holders shall be required prior to the Company’s, Kyle’s or Wolo’s creation or issuance of (i) any parity securities; (ii) any senior securities; and (iii) any new indebtedness other than (A) intercompany indebtedness by Kyle’s or Wolo in favor of the Company, (B) indebtedness incurred in favor of the sellers of Kyle’s or Wolo in connection with the acquisition of Kyle’s or Wolo, or (C) indebtedness (or the refinancing of such indebtedness) the proceeds of which are used to complete the acquisition of Kyle’s or Wolo related expenses or working capital to operate the business of Kyle’s or Wolo.

•        The adjustments provision was revised to add an additional adjustment which provides that if any legislation or rules are adopted whereby the holding period of securities for purposes of Rule 144 of the Securities Act of 1933, as amended, for convertible securities that convert at market-adjusted rates is increased resulting in a longer holding period for convertible securities like the series A senior convertible preferred shares and the unavailability at the time of conversion of Rule 144, the pricing provisions that are based upon the lowest VWAP of the previous ten (10) trading days immediately preceding the relevant adjustment date shall be removed unless the shares issuable upon conversion of series A senior convertible preferred shares are then registered under an effective registration statement, in which case this provision shall not apply.

•        The additional equity interest provision was revised to clarify that the holders of series A senior convertible preferred shares previously issued in connection with the Kyle’s Acquisition shall receive an equity stake in Kyle’s and the holders of series A senior convertible preferred shares issued in connection with the Wolo Acquisition shall receive an equity stake in Wolo.

In exchange for the consent of the holders of the Company’s outstanding series A senior convertible preferred shares to the issuance of these units at a lower purchase price than such holders paid for their shares, the Company issued an aggregate of 398,838 common shares to such holders.

Subscription Agreement

On March 29, 2021, the Company entered into a subscription agreement with 1847 Wolo, pursuant to which 1847 Wolo issued to the Company 1,000 shares of its series A preferred stock, for gross proceeds to 1847 Wolo of $3,000,000. The series A preferred stock has no voting rights and is not convertible into the common stock or any other securities of 1847 Wolo. Dividends at the rate per annum of 16.0% of the stated value of $3,000 per share shall accrue on the series A preferred stock (subject to adjustment) and shall accrue from day to day, whether or not declared, and shall be cumulative. Accruing dividends are payable quarterly in arrears on each of the following dividend payment dates: January 15, April 15, July 15 and October 15 beginning on April 15, 2021. Upon any liquidation, dissolution or winding up of 1847 Wolo, before any payment shall be made to the holders of 1847 Wolo’s common stock, the series A preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to 1847 Wolo’s stockholders an amount per share equal to the stated value of $3,000 per share, plus any accrued, but unpaid dividends.

Paycheck Protection Program — Phase II

On March 26, 2021, Neese received a second PPP Loan in the amount of $380,385 under Phase II of the Paycheck Protection Program which commenced on January 13, 2021 and allowed certain businesses that received an initial PPP Loan to seek a second draw PPP Loan.